CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Jan. 02, 2021	Oct. 03, 2020	Dec. 28, 2019	Sep. 28, 2019
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	205,150,000	156,500,000	156,500,000	156,500,000
Common stock, shares issued	186,618,446	156,500,000	156,500,000	156,500,000
Common stock, shares outstanding	186,618,446	156,500,000	156,500,000	156,500,000